Retirement Plans (Tables)	12 Months Ended
Dec. 31, 2018
Retirement Plans [Abstract]
Schedule Of Expenses For Retirement, Profit-Sharing Plans, Excess Benefit Plans And Other Similar Plans

For the Years Ended December 31,
2018	2017	2016

$16,502	$22,025	$14,467